DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Turnover tax balance	$ 220,927	$ 246,803
Income tax credit balance	96,687	42,697
VAT credit balance	1,495,500	1,368,925
Other tax receivables	107,249	73,562
Prepaid expenses	1,524,421	814,670
Advances to suppliers	8,338,576	5,887,123
Subsidies receivables	3,768,159	2,427,450
Other Receivables UT	33,460	56,924
Others	591,659	724,109
Total	16,176,638	11,642,263
Non Current [Abstract]
Turnover tax balance	0	0
Income tax credit balance	0	0
VAT credit balance	0	0
Other tax receivables	55	919
Prepaid expenses	0	0
Advances to suppliers	0	0
Subsidies receivables	0	0
Balances with related parties	0	0
Other Receivables UT	0	0
Others	14,844	16,330
Total	$ 14,899	$ 17,249